Other Loans (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)
Balance at close	1,398.3	1,907.7	1,121.1
Uncollateralized | Other loans
Debt Instrument [Line Items]
Balance at beginning			136.5
Long and short-term loans raised	39.4	56.7	134.5
Long and short-term loans repaid	(41.9)	(56.7)	(284.1)
Translation	$ 2.5		$ 13.1